Organization and Business	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Business
Note 1. Organization and Business
Organization
Surrozen, Inc., or the Company, formerly known as
Consonance-HFW
Acquisition Corp., or Consonance, is a preclinical stage biotechnology company committed to discovering and developing drug candidates to selectively modulate the Wnt pathway, a critical mediator of tissue repair, in a broad range of organs and tissues. The Company, a Delaware corporation, is located in South San Francisco, California.
Business Combination and Private Investment in Public Entity Financing
Consonance was a blank check company incorporated as a Cayman Islands exempted company on August 21, 2020. It was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.
On August 11, 2021, Consonance consummated a business combination, or the Business Combination, pursuant to the business combination agreement, or the Business Combination Agreement, entered into on April 15, 2021 among Consonance, Perseverance Merger Sub Inc., a subsidiary of Consonance, or Merger Sub, and Surrozen, Inc., or Legacy Surrozen, a Delaware company incorporated on August 12, 2015. Upon closing of the Business Combination, Consonance became a Delaware corporation and was renamed to Surrozen, Inc., or Surrozen, Legacy Surrozen was renamed to Surrozen Operating, Inc., and Merger Sub merged with and into Legacy Surrozen, with Legacy Surrozen as the surviving company and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Surrozen.
Immediately after the consummation of the Business Combination, certain investors subscribed for and purchased an aggregate of 12,020,000 units for a purchase price of $10.00 per unit through a private investment in public entity financing, or PIPE Financing. Each unit consists of one share of the Company’s common stock and one-third
of one redeemable warrant for one share of the Company’s common stock exercisable at $11.50 per share. In connection with the consummation of the Business Combination and PIPE Financing, Legacy Surrozen received cash consideration of $128.8 million, after deducting the transaction fees incurred by Consonance.
Prior to the Business Combination, Consonance’s units, public shares and public warrants were listed on the New York Stock Exchange under the symbols “CHFW.U,” “CHFW,” and “CHFW.W,” respectively. On August 12, 2021, the Company’s common stock and public warrants began trading on the Nasdaq Capital Market under the symbols “SRZN” and “SRZNW,” respectively. See Note 3, “
Recapitalization
” for additional details.
Liquidity
The Company has incurred net operating losses each period since inception. During the years ended December 31, 2021 and 2020, the Company incurred a net loss of $54.6 million and $32.7 million, respectively. During the years ended December 31, 2021 and 2020, the Company used $48.8 million and $29.1 million of cash in operations. As of December 31, 2021, the Company had an accumulated deficit of approximately $142.6 million. The Company expects operating losses to continue in the foreseeable future because of additional costs and expenses related to the research and development activities. As of December 31, 2021, the Company had cash, cash equivalents and marketable securities of

$123.8 million.
Given the cash proceeds from the Business Combination and the PIPE Financing, management believes that the existing cash, cash equivalents, and marketable securities are sufficient for the Company to continue operating activities for at least the next 12 months from the date of issuance of its consolidated financial statements.

The Company plans to continue to fund its operations through public or private equity financings, debt financings or other capital sources, including government grants, potential collaborations with other companies or other strategic transactions. In February 2022, the Company entered into a purchase agreement and a registration rights agreement with Lincoln Park Capital Fund, LLC, or Lincoln Park, pursuant to which the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase up to $50.0 million of the Company’s common stock from time to time over a
36-month
period, subject to certain conditions and limitations (see Note 14). The Company’s ultimate success depends on the outcome of its research and development activities. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors would have a material adverse effect on the Company’s future financial results, financial position and cash flows.
Risks and Uncertainties
The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential drug candidates, uncertainty of market acceptance of the Company’s products, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals and sole source suppliers.
Products developed by the Company require clearances from the U.S. Food and Drug Administration or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary clearances. If the Company was denied clearance, clearance was delayed or the Company was unable to maintain clearance, it could have a materially adverse impact on the Company.
The Company is subject to risks and uncertainties as a result of the
COVID-19
pandemic. The Company is continuing to closely monitor the impact of the
COVID-19
pandemic on its business and has taken and continues to take proactive efforts to protect the health and safety of its employees and to maintain business continuity. The extent of the impact of the
COVID-19
pandemic on the Company’s activities is highly uncertain and difficult to predict, as the response to the pandemic is ongoing and information continues to evolve. The severity of the impact of the
COVID-19
pandemic on the Company’s activities will depend on a number of factors, including, but not limited to, the duration and severity of the pandemic, including the severity of any additional periods of increases or spikes in the number of cases in the areas the Company and its suppliers operate and areas where the Company’s clinical trial sites are planned to be located. As a result, the Company’s future results of operations and liquidity could be adversely impacted by delays in preclinical studies, delays in manufacturing activities and planned clinical trials, supply chain disruptions and the ongoing impact on its operating activities and employees. The extent and severity of the impact on the Company’s future financial condition, liquidity or results of operations is highly uncertain and cannot be fully predicted as of the date of issuance of these consolidated financial statements.